Alaia Market Linked Trust
c/o Beech Hill Securities, Inc.
880 Third Avenue, 16th Floor
New York, New York 10022

February 22, 2018

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Alaia Market Linked Trust, Series 5-1,
Fundstrat Core Alpha Portfolio
Amendment No. 3 to Form S-6
File No. 333-217458; ICA File No. 811-23095

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the “Registration Statement”) of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 3, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on February 22, 2018.

ALAIA MARKET LINKED TRUST			BEECH HILL SECURITIES, INC.

By:	Beech Hill Securities, Inc.

As Depositor

By:	/s/ Vincent Iannuzzi		By:	/s/ Vincent Iannuzzi
	Name:	Vincent Iannuzzi		Name:	Vincent Iannuzzi
	Title:	Chief Financial Officer and Chief Operating Officer		Title:	Chief Financial Officer and Chief Operating Officer

[Signature Page – Rule 497 Certification]